OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Assets
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$449,225	$95,962
Deposits with vendors (Note 15)	331,702	300,503
Prepaid insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	-0-
Other prepaid costs	998	-0-
TOTAL OTHER CURRENT ASSETS	$851,839	$496,060

NOTE F – OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2011	2010
Deposits with vendors	$300,503	$-0-
Prepaid consulting	95,962	-0-
Prepaid insurance	52,611	6,292
Prepaid guaranty costs	46,984	-0-
TOTAL OTHER CURRENT ASSETS	$496,060	$6,292